Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes (excluding restructuring)	$ 14,114	$ 16,148
Tax impact of restructuring	(828)	0
Provision for income taxes	$ 13,286	$ 16,148